CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total		Common Class A [Member]	Common Class B [Member]	Ordinary Shares [Member]	Ordinary Shares [Member] Common Class A [Member]	Ordinary Shares [Member] Common Class B [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Foreign currency translation adjustments [Member]	Unrealized gain on available-for- sale securities [Member]	Intra-entity foreign currency transaction loss [Member]	Parent [Member]	Retained Earnings [Member]	Noncontrolling Interests [Member]
Beginning Balance at Dec. 31, 2013	$ 443,467				$ 10,500			$ 89,071		$ 43,381			$ 43,381	$ 300,515
Beginning Balance (in shares) at Dec. 31, 2013						57,440,895	24,336,650
Net loss for the year	253,217		$ 264,249	$ 75,224										253,217
Other comprehensive income:
Foreign currency translation adjustments	(4,323)									(4,323)			(4,323)
Unrealized loss on available-for-sale securities	10,508										10,508		10,508
Foreign currency transaction losses	(4,323)
Amounts reclassified from accumulated other comprehensive income
Contribution by noncontrolling interests	80														80
Contribution from shareholder	174							174
Share-based compensation	4,682							4,682
Exercise of share options	7,264				119			7,145
Exercise of share options (in shares)						924,029
Dividends declared	(82,380)		(58,043)	(24,337)										(82,380)
Ending Balance at Dec. 31, 2014	632,689				10,619			101,072		39,058	10,508		49,566	471,352	80
Ending Balance (in shares) at Dec. 31, 2014						58,364,924	24,336,650
Net loss for the year	(15,133)		(15,096)	(4,313)										(15,096)	(37)
Other comprehensive income:
Foreign currency translation adjustments	(55,928)									(55,928)			(55,928)
Unrealized loss on available-for-sale securities	(4,002)										(4,002)		(4,002)
Foreign currency transaction losses	(55,928)
Amounts reclassified from accumulated other comprehensive income
Contribution by noncontrolling interests	718														718
Contribution from shareholder	169							169
Issuance of ordinary shares	346,775				1,548			345,227
Issuance of ordinary shares (in shares)						11,855,384
Adjustments to Additional Paid in Capital, Convertible Debt with Conversion Feature	12,113							12,113
Share-based compensation	4,497							4,497
Exercise of share options	5,938				67			5,871
Exercise of share options (in shares)						516,371
Excess tax benefits	9,442							9,442
Dividends declared	(82,751)		(58,414)	(24,337)										(82,751)
Ending Balance at Dec. 31, 2015	854,527				12,234			478,391		(16,870)	6,506		(10,364)	373,505	761
Ending Balance (in shares) at Dec. 31, 2015						70,736,679	24,336,650
Net loss for the year	(169,635)		$ (125,531)	$ (44,104)										(169,635)
Other comprehensive income:
Foreign currency translation adjustments	(60,732)									(60,732)			(607,328)
Unrealized loss on available-for-sale securities	7,326										7,326		7,326
Foreign currency transaction losses	(60,732)											(6,996)	(6,996)	0
Amounts reclassified from accumulated other comprehensive income	10,583										(10,583)
Contribution by noncontrolling interests	(66)														(66)
Contribution from shareholder	154							154
Repurchase of treasury stock	(136,615)								$ (136,615)
Repurchase of treasury stock (in shares)						(7,065,058)			7,065,058
Share-based compensation	6,552							6,552
Exercise of share options	$ 3,423				47			3,376
Exercise of share options (in shares)	363,417	[1]				341,137
Excess tax benefits	$ 470				0			470
Ending Balance at Dec. 31, 2016	$ 487,825				$ 12,281			$ 488,943	$ (136,615)	$ (77,602)	$ 3,249	$ (6,996)	$ (81,349)	$ 203,870	$ 695
Ending Balance (in shares) at Dec. 31, 2016						64,012,758	24,336,650

[1]	Included both Class A and Class B ordinary shares.